Deferred Charges and leasehold improvements (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred charges of dry-docking and special survey costs	$ 27,021	$ 27,648
Eurochampion 2004 and Euronike [Member]
Leasehold Improvements, Gross	$ 5,234